Note 9 - Earnings Per Share	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Earnings Per Share [Text Block]

9. EARNINGS PER SHARE

Basic and dilutive net earnings per share is computed based on the following information (in thousands, except for share data):

	Year Ended March 31,
	2026	2025
Numerator (basic and diluted)
Net earnings	$19,533	$6,085
Less: Allocation to unvested restricted stock awards	317	21
Net earnings attributable to common shareholders	$19,216	$6,064

Denominator (basic and diluted)
Weighted average common shares outstanding	6,966,887	6,944,602

For fiscal 2026 and fiscal 2025, the Company allocated dividends and undistributed earnings to the unvested restricted stock awards.

As the restricted stock qualifies as participating securities, the following restricted stock awards were not accounted in the computation of weighted average diluted common shares outstanding under the two-class method:

	Year Ended March 31,
	2026	2025
Restricted Stock Awards	96,700	12,400